Summary Prospectus April 10, 2017, as supplemented May 8, 2017
Virtus Aviva Multi-Strategy Target Return Fund
A: VMSAX	C: VCMSX	I: VMSIX	R6: VMSRX	T: VMSTX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information (SAI), annual report and other information about the fund online at virtus.com/products/prospectuses.
You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary.
The fund’s prospectus and SAI, both dated April 10, 2017, as supplemented May 8, 2017, are incorporated by reference into this Summary Prospectus.

Investment Objective
The fund has an investment objective of long-term total return.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 41 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 87 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	1.30%	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.75%	0.75%	0.75%	0.69	%(b)	0.75	%(b)
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses(c)	2.35%	3.10%	2.10%	2.04%	2.35%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.61)%	(0.61)%	(0.61)%	(0.61)%	(0.61)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.74%	2.49%	1.49%	1.43%	1.74%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund’s investment adviser has contractually agreed to waive a portion of the management fee so that such fee does not exceed 1.25% through April 30, 2018. The fund’s investment adviser also has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.69% for Class A Shares, 2.44% for Class C Shares, 1.44% for Class I Shares, 1.38% for Class R6 Shares and 1.69% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue the advisory fee waiver and/or the expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under the expense reimbursement arrangement for a period of three years following the time in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$742	$1,121	$1,706	$3,063
Class C	Sold	$352	$900	$1,572	$3,369
	Held	$252	$900	$1,572	$3,369
Class I	Sold or Held	$152	$599	$1,073	$2,383
Class R6	Sold or Held	$146	$581	$1,042	$2,320
Class T	Sold or Held	$422	$908	$1,420	$2,823
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 129% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund seeks to achieve its investment objective by identifying and pursuing multiple "strategies" of the fund's subadviser, which are investment ideas and opportunities across and within a wide range of asset classes. The fund will utilize a large range of investments, including fixed income, currencies, equity, convertible securities (including contingent convertible securities), money market instruments, bank deposits, depositary receipts, collective investment vehicles, exchange-traded funds (ETFs) and derivative instruments to pursue its objective.
Equity securities in which the fund invests will be of issuers of any market capitalization. Fixed income investments may be in bonds without regard to maturity or credit quality, including high-yield/high-risk securities (so-called “junk bonds”). Derivatives will be used extensively and may include futures, options, swaps, swaptions, total return swaps, foreign exchange options and forwards. The fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging markets countries and securities denominated in a currency other than the U.S. dollar. From time to time, the fund’s portfolio may be focused in a particular market sector where the subadviser believes the best opportunities reside.
The fund may take both long and synthetic short positions through the use of derivatives. Derivative usage may include but is not limited to derivatives on interest rates, inflation rates, bonds, credit, equity, financial indices, volatility, dividend payments and currencies. Derivatives usage may be for the purposes of hedging, efficient portfolio management, or investment and may be exchange traded or traded off exchange through market counterparties. Certain of the derivatives used by the fund may be considered commodity interests under the Commodity Exchange Act and related regulations, and the fund's use of such investments may cause the fund to be deemed a commodity pool subject to regulation.
The fund seeks to generate a positive return of 5% per annum above the Fed Funds Target Rate, on a gross of fees basis, on average, over rolling three year periods, with a portfolio volatility target of less than half the volatility of global equities, measured over the same rolling three year periods. To do so, the subadviser selects strategies based on views on asset classes, sectors, currencies, interest rates, inflation, and volatility. These strategies will be actively managed and will adjust over time, and may result in a high degree of portfolio turnover.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

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Commodity Pool Risk.  The risk that the fund’s regulation as a commodity pool under the Commodity Exchange Act ("CEA") and the rules of the Commodity Futures Trading Commission ("CFTC") will subject the fund to additional costs and/or affect the operations of the fund.

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Contingent Convertible Securities Risk.  The risk that the financial strength of the issuer of a contingent convertible security held by the fund will decline in a prescribed way or regulatory actions trigger a conversion event, causing the value of the fund's investment in the security to decrease, perhaps significantly.

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Convertible Securities Risk.  The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.

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Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

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Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

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Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

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Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

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Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns.

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Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

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Foreign Currency Transactions Risk.  The risk that the fund’s transactions with respect to foreign currency are not successful or have the effect of limiting gains from favorable market movements.

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Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

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High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

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Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

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Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

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Leverage Risk.  The risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

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Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

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Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

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Non-Diversification Risk.  The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

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Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

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Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

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Short Sales Risk.  The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

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Short-Term Investments Risk.  The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.

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Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q4/2016:	3.53%	Worst Quarter:	Q1/2016:	-2.13%	Year to Date (3/31/17):	-1.62%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception Class A, C and I (7/20/15)	Since Inception Class R6 (11/03/16)
Class I
Return Before Taxes	0.91%	0.14%	—
Return After Taxes on Distributions	0.67%	-0.18%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.54%	-0.02%	—
Class A
Return Before Taxes	-5.25%	-4.19%	—
Class C
Return Before Taxes	-0.10%	-0.86%	—
Class R6
Return Before Taxes	—	—	3.12%
The U.S. Treasury Federal Funds Rate (reflects no deduction for fees, expenses or taxes)	0.27%	0.22%	0.05%

The U.S. Treasury Federal Funds Rate is the interest rate paid on overnight loans made between depository institutions. This index is the weighted average of rates on brokered trades and represents the arithmetic mean of all daily rates for a given month. The index is unmanaged and is not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Alternative Investment Advisers, Inc. (“VAIA”).
The fund’s subadviser is Aviva Investors Americas LLC ("AIA"). In performing its services, AIA utilizes the services of investment professionals of affiliated investment advisory firms who are best positioned to provide the expertise required to manage a particular strategy or product. In keeping with applicable regulatory guidance, each such affiliate entered into a Memorandum of Understanding ("MOU") with AIA pursuant to which such affiliate is considered a "Participating Affiliate" of AIA as that term is used in relief granted by the staff of the Securities and Exchange Commission allowing US registered investment advisers to use portfolio management and trading resources of advisory affiliates subject to the supervision of a registered adviser. Investment professionals from the Participating Affiliate, Aviva Investors Global Services Limited (“AIGSL”), render portfolio management, research or trading services to clients of AIA. Taken together AIA and AIGSL are referred to herein as "Aviva Investors."
Portfolio Management
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Peter Fitzgerald, CFA,  Portfolio Manager at AIGSL, is a manager of the fund. Mr. Fitzgerald has served as a Portfolio Manager of the fund since inception in July 2015.

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Daniel James,  Portfolio Manager at AIGSL, is a manager of the fund. Mr. James has served as a Portfolio Manager of the fund since inception in July 2015.

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Ian Pizer, PhD, CFA,  Senior Portfolio Manager at AIGSL, is a manager of the fund. Mr. Pizer has served as a Portfolio Manager of the fund since inception in July 2015.

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Brendan Walsh, PhD,  Portfolio Manager at AIGSL, is a manager of the fund. Mr. Walsh has served as a Portfolio Manager of the fund since November 2015.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
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$2,500, generally

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$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
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$100, generally

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to funds advised or subadvised by VAIA or one of its affiliates, certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074
8571	5-17
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.